Significant Accounting Policies - Consolidation, Cash and Restricted Cash (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)
Accounting Policies [Abstract]
Number of reportable segments | segment	1
Amount insured by Federal Deposit Insurance Corporation		$ 250,000
Cash and Restricted Cash
Unrestricted	$ 7,183	17,537	$ 140,478	$ 5,301
Restricted	$ 1,190	$ 920	$ 356	$ 54